N-2 - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]	Dec. 31, 2019	[1]
Cover [Abstract]
Entity Central Index Key	0000091847
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Source Capital
Document Period End Date	Jun. 30, 2025
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of the Fund is to seek maximum total return for Common shareholders from both capital appreciation and investment income to the extent consistent with protection of invested capital.
Risk Factors [Table Text Block]

NOTE 12—Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as "Market Disruptions and Geopolitical Risks" and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds' performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of "Market Disruptions and Geopolitical Risks" on the financial performance of the Funds' investments is not reasonably estimable at this time. Management is actively monitoring these events.

Annual Dividend Payment	$ (1.25)	$ (5.16)	$ (2.91)	$ (2.22)	$ (4.61)	$ (1.64)
Share Price	43.36	43.49	40.38	38.66	43.21	39.91
NAV Per Share	$ 45.95	$ 43.53	$ 43.91	$ 40.27	$ 45.7	$ 45.35	$ 44.44
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 9—Capital Stock

During the six months ended June 30, 2025, the Fund issued 26,446 shares of Common Stock under its Dividend Reinvestment Plan. Effective October 30, 2024, the Board approved the continuation of the repurchase program through December 31, 2025. The Fund did not repurchase any shares during the six months ended June 30, 2025, pursuant to the stock repurchase program approved annually by the Fund's Board of Directors. Under the program, the Fund is authorized to make open-market repurchases of its common stock of up to 10% of the Fund's outstanding shares during the twelve-month period beginning January 1, 2025. The Fund expects to repurchase its common stock when the discount to NAV of the trading price of its common stock on the NYSE is greater than 5%, subject to various factors, including the ability of the Fund to raise cash to repurchase shares in a tax-efficient manner.

Security Title [Text Block]	Common Stock
Outstanding Security, Held [Shares]	8,226,191

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.